Consolidated Statements of Income and Comprehensive Income	12 Months Ended
	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares	Dec. 31, 2021 HKD ($) $ / shares shares
REVENUES, NET	$ 174,202,627	$ 22,302,504	$ 347,451,568	$ 240,536,527
COST OF REVENUES
COST OF REVENUES	(139,154,316)	(17,815,401)	(305,616,607)	(217,943,422)
Gross profit	35,048,311	4,487,103	41,834,961	22,593,105
EXPENSES
Selling and marketing	(3,132,277)	(401,014)	(2,631,231)	(3,133,094)
Depreciation – related party	(720,000)	(92,179)	(720,000)
Depreciation	(2,540,273)	(325,222)	(2,485,017)	(2,486,443)
Management fee – related party				(4,223,236)
Staff cost	(13,260,898)	(1,697,743)	(12,436,317)	(6,324,017)
Professional fee	(2,204,622)	(282,249)	(3,654,819)	(623,530)
Allowance for expected credit losses	(1,383,316)	(177,101)
Others	(2,760,400)	(353,403)	(972,264)	(1,329,634)
Total expenses	(26,001,786)	(3,328,911)	(22,899,648)	(18,119,954)
INCOME FROM OPERATION	9,046,525	1,158,192	18,935,313	4,473,151
OTHER INCOME (EXPENSES)
Interest income	92,951	11,900	1	1
Interest expense	(5,759,182)	(737,326)	(6,133,455)	(2,492,179)
Agency income – related party	2,662,034	340,810	2,586,019	2,904,339
Other income	326	42		2,313,438
Other expense	(302,784)	(38,764)	(7,444)	(5,953)
Total other income (expenses), net	(3,306,655)	(423,338)	(3,554,879)	2,719,646
INCOME BEFORE TAX EXPENSES	5,739,870	734,854	15,380,434	7,192,797
INCOME TAX EXPENSES	(1,325,137)	(169,652)	(2,979,918)	(1,742,282)
NET INCOME	4,414,733	565,202	12,400,516	5,450,515
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(1,125,947)	(143,118)	2,514,162	138,058
TOTAL COMPREHENSIVE INCOME	$ 3,288,786	$ 422,084	$ 14,914,678	$ 5,588,573
Basic and diluted (in Shares)	18,000,000	18,000,000	18,000,000	18,000,000
EARNINGS PER SHARE – BASIC AND DILUTED (in Dollars per share and Dollars per share) | (per share)	$ 0.25	$ 0.03	$ 0.69	$ 0.3
Related parties
COST OF REVENUES
COST OF REVENUES	$ (34,213,521)	$ (4,380,228)	$ (103,159,420)	$ (29,522,341)
External
COST OF REVENUES
COST OF REVENUES	$ (104,940,795)	$ (13,435,173)	$ (202,457,187)	$ (188,421,081)